Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation Plans [Abstract]
Stock Options, Number of Shares, Outstanding at January 1,2013	2,461,455
Stock Options, Number of Shares, Granted	329,274	442,350	513,100
Stock Options, Number of Options, Exercised/Vested	(619,248)
Stock Options, Number of Options, Canceled/Forfeited	(4,069)
Stock Options, Number of Shares, Outstanding at December 31, 2013	2,167,412	2,461,455
Stock Options, Number of Shares, Vested and expected to vest at December 31, 2013	2,167,412
Stock Options, Number of Options, Exercisable at December 31, 2013	1,377,534
Stock Options,Weighted Average Exercise Price, Outstanding at January 1,2013	$ 57.41
Stock Options, Weighted Average Exercise Price, Granted	$ 70.30
Stock Options, Weighted Average Exercise Price, Exercised/Vested	$ 49.46
Stock Options, Weighted Average Exercise Price, Canceled/Forfeited	$ 64.04
Stock Options,Weighted Average Exercise Price, Outstanding at December 31, 2013	$ 61.63	$ 57.41
Stock Options, Weighted Average Exercise Price, Vested and expected to vest at December 31,2013	$ 61.63
Stock Options, Weighted Average Exercise Price, Exercisable at December 31, 2013	$ 58.76
Stock Options, Weighted Average Remaining Contractual Life, Outstanding at December 31, 2013	6 years 4 months 24 days
Stock Options, Weighted Average Remaining Contractual Life, Vested and expected to vest at December 31, 2013	6 years 4 months 24 days
Stock Options, Weighted Average Remaining Contractual Life, Exercisable at December 31, 2013	5 years 2 months 12 days
Stock Options, Aggregate Intrinsic Value, Outstanding at December 31, 2013	$ 33,308
Stock Options, Aggregate Intrinsic Value, Vested and dxpected to vest at December 31, 2013	33,308
Stock Options, Aggregate Intrinsic Value, Exercisable at December 31, 2013	$ 25,123
Stock Awards, Number of Shares, Outstanding at January 1, 2013	269,292
Stock Awards, Number of Shares, Granted	69,322
Stock Awards, Number of Shares, Exercised/Vested	(56,644)
Stock Awards, Number of Shares, Canceled/Forfeited	(412)
Stock Awards, Number of Shares, Outstanding at December 31, 2013	281,558	269,292
Stock Awards, Number of Shares, Vested and expected to vest at December 31, 2013	277,524
Stock Awards, Weighted Average Grant-Date Price, Outstanding at January 1, 2013	$ 50.34
Stock Awards, Weighted Average Grant-Date Price, Granted	$ 74.60	$ 41.49	$ 64.74
Stock Awards, Weighted Average Grant-Date Price, Exercised/Vested	$ 47.18
Stock Awards, Weighted Average Grant-Date Price, Canceled/Forfeited	$ 65.17
Stock Awards, Weighted Average Grant-Date Price, Outstanding at December 31, 2013	$ 56.93	$ 50.34
Stock Awards, Weighted Average Exercise Price, Vested and expected to vest at December 31,2013	$ 56.74